February 18, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 49 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.   The main purpose of the Amendment is to revise the principal investment strategies and principal investment risks for the Compass EMP Multi-Asset Growth Fund, Compass EMP Multi-Asset Balanced Fund and Compass EMP Alternative Strategies Fund to permit each Fund to invest up to 25% of its assets in its wholly-owned subsidiary that will invest primarily in commodity, currency and financial futures, as well as fixed income securities and other investments intended to serve as margin or collateral for the subsidiary’s derivative positions.  Additionally, the Amendment revises the principal investment risks for the Compass EMP Alternative Strategies Fund to disclose the risks of the Fund not qualifying as a regulated investment company under the Internal Revenue Code.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP

698149.28